Share Capital - Movement of Common Shares (Detail) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	91,893	76,419
Dividend | shares
Ending balance | shares	66,632	91,893
Beginning balance	€ 323
Dividend
Ending balance	320	323
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	253	251
Dividend		1
Ending balance	€ 252	€ 253
Common shares [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	2,105,139	2,095,648
Shares withdrawn | shares	(9,491)
Dividend | shares	2,466	9,491
Ending balance | shares	2,098,114	2,105,139
Beginning balance	€ 253	€ 251
Shares withdrawn	(1)
Dividend		1
Ending balance	252	253
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance	70	70
Dividend
Ending balance	€ 69	€ 70
Common share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	585,022	585,022
Shares withdrawn | shares	(13,227)
Ending balance | shares	571,795	585,022
Beginning balance	€ 70	€ 70
Shares withdrawn	(2)
Ending balance	€ 69	€ 70